Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Total	Called up share capital	Share premium account	Unification reserve	Other reserves	Retained profit	Non- controlling interest
Equity at beginning of period at Dec. 31, 2022		€ 21,701	€ 19,021	€ 92	€ 52,844	€ (73,364)	€ (10,804)	€ 50,253	€ 2,680
Profit or loss for the period		3,882	3,548					3,548	334
Gains/(losses) on:
Equity instruments		(34)	(33)				(33)		(1)
Cash flow hedges		(22)	(22)				(22)
Remeasurement of defined benefit pension plans		(47)	(48)					(48)	1
Currency retranslation gains/(losses)	[1]	(555)	(505)				(736)	231	(50)
Total comprehensive income		3,224	2,940				(791)	3,731	284
Dividends on ordinary capital		(2,172)	(2,172)					(2,172)
Repurchase of shares	[2]	(753)	(753)				(753)
Movements in treasury shares	[3]	1	1				69	(68)
Share-based payment credit	[4]	159	159					159
Dividends paid to non-controlling interests		(276)							(276)
Hedging gain/(loss) transferred to non-financial assets		78	78				78
Other movements in equity(e)		(41)	(17)				5	(22)	(24)
Equity at end of period at Jun. 30, 2023		21,921	19,257	92	52,844	(73,364)	(12,196)	51,881	2,664
Equity at beginning of period at Dec. 31, 2023		20,764	18,102	88	52,844	(73,364)	(8,518)	47,052	2,662
Profit or loss for the period		4,016	3,701					3,701	315
Gains/(losses) on:
Equity instruments		31	31				31
Cash flow hedges		58	58				58
Remeasurement of defined benefit pension plans		201	200					200	1
Currency retranslation gains/(losses)	[1]	756	693				10	683	63
Total comprehensive income		5,062	4,683				99	4,584	379
Dividends on ordinary capital		(2,136)	(2,136)					(2,136)
Repurchase of shares	[2]	(375)	(375)				(375)
Movements in treasury shares	[3]	(75)	(75)				25	(100)
Share-based payment credit	[4]	164	164					164
Dividends paid to non-controlling interests		(354)							(354)
Hedging gain/(loss) transferred to non-financial assets		1	1				1
Other movements in equity(e)	[5]	(28)	(56)				(59)	3	28
Equity at end of period at Jun. 30, 2024		€ 23,023	€ 20,308	€ 88	€ 52,844	€ (73,364)	€ (8,827)	€ 49,567	€ 2,715

[1]	2024 includes a hyperinflation adjustment of €680 million (2023: €247 million) in relation to Argentina and Turkey.
[2]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback program announced on 10 February 2022 and 8 February 2024.
[3]	Includes purchases and sales of treasury shares, other than the share buyback programme and the transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between purchase and grant price of share awards.
[4]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[5]	Includes the following items related to the acquisition of K18: €(59) million non-controlling interest purchase option in other reserves and €28 million non-controlling interest recognised on acquisition.